Deposits	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Deposits
Deposits

Total time deposits in denominations of $100,000 or greater was $38.9 billion at Dec. 31, 2016, and $72.2 billion at Dec. 31, 2015. At Dec. 31, 2016, the scheduled maturities of all time deposits are as follows: 2017 – $39.8 billion; 2018 – $3 million; 2019 – $- million; 2020 – $- million; 2021 – $- million; and 2022 and thereafter – $- million.